Post- Employment Benefits - Schedule of Defined Benefit Plans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Change in defined benefit obligation
Defined benefit obligation beginning balance	$ 2,832	$ 2,663
Current service cost	795	774
Interest cost	72	70
Currency translation effects	119	(46)
Remeasurements:
Impact of plan amendment	0	(512)
Effect of changes in demographic assumptions	0	316
Effect of changes in financial assumptions	(155)	203
Effect in experience assumptions	310	105
Defined benefit obligation ending balance	3,099	2,832
Present value of defined benefit obligation [Member]
Change in defined benefit obligation
Defined benefit obligation beginning balance	(9,201)	(7,765)
Current service cost	(795)	(774)
Interest cost	(72)	(70)
Net benefits paid	(1,604)	(643)
Currency translation effects	(403)	163
Remeasurements:
Impact of plan amendment	0	512
Effect of changes in demographic assumptions	0	(316)
Effect of changes in financial assumptions	155	(203)
Effect in experience assumptions	(310)	(105)
Defined benefit obligation ending balance	$ (12,230)	$ (9,201)